Other income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other income
Tax refund	¥ 2,660	¥ 3,231	¥ 1,279
Government grants (Note (i))	8,807	16,663	46,587
Income from depositary bank (Note 29)	6,468	6,037	4,274
Other income	¥ 17,935	¥ 25,931	¥ 52,140